Lease (Schedule Of Future Minimum Lease Payments Under Capital Leases I) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases [Abstract]
Total minimum lease payments	¥ 52,855
Less: Amount representing interest	(28,896)
Present value of net lease payments	¥ 23,959